UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30th, 2011


Check here if Amendment [ ];

Amendment Number: ______


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		August 11, 2011
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 90,161
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 			SH/	PUT/	INVSTMNTOTHER	VOTING AUTHORITY
ISSUER		TITLE		CUSIP	 	SHARES 		AMT	CALL	DSCRETN MANAGER	 SOLE	     SHARED	NONE
PROSHARES TR II	ULTRA SILVER	74347W841	 1,369 		SH	N/A	SOLE	N/A	 1,369 		0	0
CBOE HLDGS INC	COM		12503M108	 37,748 	SH	N/A	SOLE	N/A	 37,748 	0	0
SPDR DOW JONES  UT SER 1	78467X109	 27,000 	SH	N/A	SOLE	N/A	 27,000 	0	0
ISHARES TR	MSCI EMERG MKT	464287234	 5,715 		SH	N/A	SOLE	N/A	 5,715 		0	0
INTERCONTINENT	COM		45865V100	 7,905 		SH	N/A	SOLE	N/A	 7,905 		0	0
ISHARES TR	RUSSELL 2000	464287655	 23,999 	SH	N/A	SOLE	N/A	 23,999 	0	0
PROSHARES TR	PSHS ULTRA QQQ	74347R206	 28,005 	SH	N/A	SOLE	N/A	 28,005 	0	0
PROSHARES TR	PSHS ULSHT SP50 74347R883	 480,509 	SH	N/A	SOLE	N/A	 480,509 	0	0
ISHARES SILVER 	ISHARES		46428Q109	 322,767 	SH	N/A	SOLE	N/A	 322,767 	0	0
PROSHARES TR	ULT SHR S&P500	74347X856	 98,784 	SH	N/A	SOLE	N/A	 98,784 	0	0
SPDR S&P 500 ET	TR UNIT		78462F103	 299,500 	SH	N/A	SOLE	N/A	 299,500 	0	0
DIREXION SHS ET DLY SMCAP BULL3 25459W847	 35,768 	SH	N/A	SOLE	N/A	 35,768 	0	0
PROSHARES TR	PSHS ULSHRUS200 74348A202	 10,061 	SH	N/A	SOLE	N/A	 10,061 	0	0
DIREXION SHS ET DLY SMCAP BEAR3 25459W110	 39,920 	SH	N/A	SOLE	N/A	 39,920 	0	0
PROSHARES TR II	ULT DJ UBS CRUD 74347W650	 31,495 	SH	N/A	SOLE	N/A	 31,495 	0	0
UNITED STATES OIL	UNITS	91232N108	 167,861 	SH	N/A	SOLE	N/A	 167,861 	0	0
PROSHARES TR II	SHRT SILV NEW	74347W643	 15,692 	SH	N/A	SOLE	N/A	 15,692 	0	0
NYSE Euronext	COM		629491101	 8,546 		SH	N/A	SOLE	N/A	 8,546 		0	0
CME Group Inc. 	COM		12572Q105	 20,600 	SH	N/A	SOLE	N/A	 20,600 	0	0